REVENUE	12 Months Ended
Dec. 31, 2023
REVENUE
REVENUE
3.	REVENUE

	Year ended
	December 31
	2023	2022
Gold	$230,955	$192,394
Silver	2,688	836
Revenue	$233,643	$193,230

Customer A	$54,707	$129,866
Customer B	70,072	47,937
Customer C	97,334	—
Others	11,530	15,427
Revenue	$233,643	$193,230